SYMMETRY PANORAMIC TRUST

Symmetry Panoramic Alternatives Fund

Symmetry Panoramic Global Equity Fund

Symmetry Panoramic Global Fixed Income Fund

Symmetry Panoramic International Equity Fund

Symmetry Panoramic Municipal Fixed Income Fund

Symmetry Panoramic Tax Managed Global Equity Fund

Symmetry Panoramic US Equity Fund

Symmetry Panoramic US Fixed Income Fund

(collectively, the “Funds”)

Supplement dated July 28, 2023 to the Summary Prospectuses dated December 31, 2022 and Prospectuses dated December 31, 2022 for the Funds

This supplement provides new and additional information beyond that contained in the Summary Prospectuses dated December 31, 2022 and Prospectuses dated December 31, 2022 listed above and should be read in conjunction with the Summary Prospectuses and Prospectuses.

Effective as of July 28, 2023, the following changes are made to each Fund’s Summary Prospectus and Prospectus:

Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund

The first paragraph under the “Portfolio Managers” heading is deleted in its entirety and replaced with the following:

Symmetry Partners, LLC

The Fund is managed by a team that includes Rebecca Cioban, Portfolio Manager and Associate Director; John McDermott, Portfolio Manager and Chief Investment Strategist; and Kevin Scully, Portfolio Manager and Senior Research Associate. The current team members have been managers on the Fund since its inception in 2018, except for Mr. Scully, who was named a portfolio manager in 2019.

Symmetry Panoramic Tax Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund

The paragraph immediately under the “Portfolio Managers” heading is deleted in its entirety and replaced with the following:

The Fund is managed by a team that includes Rebecca Cioban, Portfolio Manager and Associate Director; John McDermott, Portfolio Manager and Chief Investment Strategist; and Kevin Scully, Portfolio Manager and Senior Research Associate. The current team members have been managers on the Fund since its inception in 2018, except for Mr. Scully, who was named a portfolio manager in 2019.